Summary of significant accounting policies and practices (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices 1	$ 1.00
Summary Of Significant Accounting Policies And Practices 2		6.2301
Summary Of Significant Accounting Policies And Practices 3		2,542,000
Summary Of Significant Accounting Policies And Practices 4		2,208,000
Summary Of Significant Accounting Policies And Practices 5	355,000
Summary Of Significant Accounting Policies And Practices 6	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices 7	30.00%	30.00%
Summary Of Significant Accounting Policies And Practices 8	40.00%	40.00%
Summary Of Significant Accounting Policies And Practices 9	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices 10	30.00%	30.00%
Summary Of Significant Accounting Policies And Practices 11	40.00%	40.00%
Summary Of Significant Accounting Policies And Practices 12	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices 13	1.00%	1.00%
Summary Of Significant Accounting Policies And Practices 14	0.77%	0.77%
Summary Of Significant Accounting Policies And Practices 15	5.10%	5.10%
Summary Of Significant Accounting Policies And Practices 16	1.2	1.2
Summary Of Significant Accounting Policies And Practices 17		668,000
Summary Of Significant Accounting Policies And Practices 18	107,000
Summary Of Significant Accounting Policies And Practices 19	20.00%	20.00%
Summary Of Significant Accounting Policies And Practices 20	50.00%	50.00%
Summary Of Significant Accounting Policies And Practices 21	3.7	3.7
Summary Of Significant Accounting Policies And Practices 22	20	20
Summary Of Significant Accounting Policies And Practices 23	7.8	7.8
Summary Of Significant Accounting Policies And Practices 24	30	30
Summary Of Significant Accounting Policies And Practices 25	50	50
Summary Of Significant Accounting Policies And Practices 26	17.00%	17.00%
Summary Of Significant Accounting Policies And Practices 27	20.00%	20.00%
Summary Of Significant Accounting Policies And Practices 28		3,367,000
Summary Of Significant Accounting Policies And Practices 29		5,046,000
Summary Of Significant Accounting Policies And Practices 30		6,228,000
Summary Of Significant Accounting Policies And Practices 31	1,000,000
Summary Of Significant Accounting Policies And Practices 32	50.00%	50.00%
Summary Of Significant Accounting Policies And Practices 33		1,204,000
Summary Of Significant Accounting Policies And Practices 34		858,000
Summary Of Significant Accounting Policies And Practices 35		2,549,000
Summary Of Significant Accounting Policies And Practices 36	$ 409,000